Promissory Note - Schedule of Promissory Note (Details)	6 Months Ended
Apr. 30, 2026 USD ($)
Schedule of Promissory Note [Abstract]
Promissory note principal	$ 3,230,000
OID	(210,000)
Legal cost	(20,000)
Fair value for commitment shares related to the issuance of promissory note	(251,255)
Fair value of pre-delivery shares issued	(2,748,745)
Accrued interests, accretion expense and other surcharges	495,154
Repayment	(4,189,453)
Retirement of pre-delivery shares	2,748,745
Loss on extinguishment of promissory note	945,554
Total